PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 676,053
Ending balance	662,658		$ 676,053
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	682,616		467,908
Decommissioning and restoration adjustment	2,979		726
Transfers	0
Additions	45,783	[1]	213,982
Ending balance	731,378		682,616
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,563)		(4,651)
Depreciation and depletion	(62,157)		(1,912)
Ending balance	(68,720)		(6,563)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	590,680
Ending balance	23,979		590,680
Assets under construction [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	590,680		377,283
Decommissioning and restoration adjustment	0		0
Transfers	(537,293)
Additions	(29,408)	[1]	213,397
Ending balance	23,979		590,680
Assets under construction [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation and depletion	0		0
Ending balance	0		0
Property, plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	85,373
Ending balance	638,679		85,373
Property, plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,936		90,625
Decommissioning and restoration adjustment	2,979		726
Transfers	537,293
Additions	75,191	[1]	585
Ending balance	707,399		91,936
Property, plant and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,563)		(4,651)
Depreciation and depletion	(62,157)		(1,912)
Ending balance	$ (68,720)		$ (6,563)

[1]	Included in the additions of assets under construction for the year ended December 31, 2017 is $10,168 (2016 - $34,750) of borrowing and other costs, and is net of $67,493 (2016 - $3,622) of pre-production sales. Amounts were transferred to their appropriate asset class upon the declaration of commercial production.